9a. INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
Mar. 31, 2014
Net Operating Loss expiry year	Dec. 31, 2020
Domestic Tax Authority [Member]
Net operating loss carryforwards	39,000,000
State and Local Jurisdiction [Member]
Net operating loss carryforwards	30,000,000